INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 2,868	$ 2,921
Intangible assets	1,514	1,619
Investments and derivatives	62	61
Deferred tax assets	345	312
Other non-current assets	147	152
Total non-current assets	4,936	5,065
Current assets
Inventories	22	23
Trade and other receivables	495	546
Investments and derivatives	571	433
Current income tax assets	59	58
Other current assets	233	203
Cash and cash equivalents	862	1,902
Total current assets	2,242	3,165
Assets classified as held for sale	151	0
Total assets held for sale	7,329	8,230
Equity
Equity attributable to equity owners of the parent	911	865
Non-controlling interests	214	213
Total equity	1,125	1,078
Non-current liabilities
Debt and derivatives	2,987	3,467
Provisions	44	44
Deferred tax liabilities	19	26
Other non-current liabilities	31	29
Total non-current liabilities	3,081	3,566
Current liabilities
Trade and other payables	1,058	1,204
Debt and derivatives	1,352	1,690
Provisions	76	81
Current income tax payables	166	154
Other liabilities	420	457
Total current liabilities	3,072	3,586
Liabilities associated with assets held for sale	51	0
Total equity and liabilities	$ 7,329	$ 8,230